Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) (INR) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	85,507.2	142,479.3
Derivative liabilities	76,726.8	124,176.3
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	85,507.2	142,479.3
Derivative liabilities	76,726.8	124,176.3
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	85,507.2	142,479.3
Derivative liabilities	76,726.8	124,176.3
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0